Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of Assets and Liabilities That Are Measured At Fair Value On Recurring Basis	The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	As of September 30, 2021
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$1,667,271	$1,667,271	$—	$—
Synlogic, Inc. common stock, included in investments	19,339	19,339	—	—
Synlogic, Inc. warrants, included in investments	7,772	—	7,772	—
Cronos Group Inc. common stock, included in investments	7,660	—	7,660	—
Loans receivable, included in prepaid expenses and other current assets	3,905	—	—	3,905
Loans receivable, net of current portion	10,161	—	—	10,161

Total assets	$1,716,108	$1,686,610	$15,432	$14,066

Liabilities:
Public Warrants, included in warrant liabilities	$116,955	$116,955	$—	$—
Private Placement Warrants, included in warrant liabilities	95,980	—	—	95,980
Contingent consideration, included in other non-current liabilities	8,737	—	—	8,737

Total liabilities	$221,672	$116,955	$—	$104,717

	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$372,537	$372,537	$—	$—
Synlogic, Inc. common stock, included in investments	13,696	13,696	—	—
Synlogic, Inc. warrants, included in investments	5,504	—	5,504	—
Loans receivable, included in prepaid expenses and other current assets	2,268	—	—	2,268
Loans receivable, net of current portion	13,298	—	—	13,298

Total assets	$407,303	$386,233	$5,504	$15,566

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$372,537	$372,537	$—	$—
Synlogic, Inc. common stock, included in equity method investments	13,696	13,696	—	—
Synlogic, Inc. warrant, included in investments	5,504	—	5,504	—
Loans receivable, included in prepaid expenses and other current assets	2,268	—	—	2,268
Loans receivable, net of current portion	13,298	—	—	13,298

Total	$407,303	$386,233	$5,504	$15,566

	As of December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets:
Money market funds, included in cash and cash equivalents	$480,178	$480,178	$—	$—
Synlogic, Inc. common stock, included in equity method investments	16,359	16,359	—	—
Synlogic, Inc. warrant, included in investments	6,574	—	6,574	—
Loan receivable, included in prepaid expenses and other current assets	1,106	—	—	1,106
Loan receivable, net of current portion	3,724	—	—	3,724

Total	$507,941	$496,537	$6,574	$4,830

Schedule of Change in the Fair Value of the Warrant Liability
The following table provides a reconciliation of loans receivable measured at fair value using Level 3 significant unobservable inputs (in thousands):

	2021	2020
Balance at January 1	$15,566	$4,830
Issuance of loans receivable	—	400
Proceeds from loans receivable	(304)	(217)
Change in fair value	(1,196)	295

Balance at September 30	$14,066	$5,308

The following table provides a reconciliation of all assets measured at fair value using Level 3 significant unobservable inputs (in thousands):

Loans Receivable
Balance as of December 31, 2018	$750
Issuance of loan receivable	4,994
Change in fair value	(914)

Balance as of December 31, 2019	$4,830

Purchase of loan receivable	10,000
Issuance of loans receivable	475
Proceeds from loans receivable	(800)
Change in fair value	1,061

Balance as of December 31, 2020	$15,566

Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 inputs used in the recurring valuation of the Private Placement Warrants as of their measurement dates:

	September 16, 2021 (Closing)	September 30, 2021
Exercise price	$11.50	$11.50
Stock price	$11.42	$11.59
Volatility	53.1%	55.4%
Term	5 years	4.96 years
Risk-free rate	0.84%	0.98%

Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Change in the Fair Value of the Warrant Liability
The following table provides a reconciliation of the Private Placement Warrants measured at fair value using Level 3 significant unobservable inputs (in thousands):

2021
Balance at January 1	$—
Additions pursuant to the Business Combination	90,263
Change in fair value	5,717

Balance at September 30	$95,980